Operating Segments (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Segment Reporting [Abstract]
Summary of Revenue Attributed to Geographical Locations

	Three-month periods ended		Nine-month periods ended
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Canada	$1,347,700	$4,560,116	$7,074,759	$8,920,392
United States	10,597,392	9,831,143	32,626,483	27,643,347
Other countries	263,816	276,670	766,736	701,330
	$12,208,908	$14,667,929	$40,467,978	$37,265,069

	Years ended
	March 31,	March 31,
	2022	2021
Canada	$12,447,125	$13,433,549
United States	35,330,138	20,857,092
Other countries	1,019,861	1,109,678
	$48,797,124	$35,400,319

Summary of Revenue Derived from Sale of Goods

	Three-month periods ended		Nine-month periods ended
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Nutraceutical products	$3,541,002	$3,927,334	$11,844,529	$11,168,555
Cannabis and hemp products	23,337	3,516,488	2,740,664	5,659,039
Food and beverages products	8,380,753	6,927,617	25,083,053	19,606,381
Innovation products	—	(344)	—	68,515
	$11,945,092	$14,371,095	$39,668,246	$36,502,490

	Years ended
	March 31,	March 31,
	2022	2021
Recognized at a point in time
Nutraceutical products	$13,622,744	$12,183,362
Cannabis and hemp products	7,779,092	314,827
Food and beverages products	26,220,519	2,403,075
Innovation products	73,473	10,960,359
Recognized over time
Processing services	—	8,400,024
	$47,695,828	$34,261,647

Summary of Long-Lived Assets by Geographical Location

	December 31,	March 31,
	2022	2022
Canada	$536,905	$20,724,674
United States	1,325,762	723,449
Total property, plant and equipment	$1,862,667	$21,448,123

	December 31,	March 31,
	2022	2022
Canada	$1,688,339	$2,353,054
United States	15,654,839	19,301,981
Total intangible assets	$17,343,178	$21,655,035

	December 31,	March 31,
	2022	2022
Canada	$2,424,414	$2,625,851
United States	11,971,966	19,542,437
Total goodwill	$14,396,380	$22,168,288

	March 31,	March 31,
	2022	2021
Canada	$20,724,674	$35,644,781
United States	723,449	1,700,935
Total property, plant and equipment	$21,448,123	$37,345,716

	March 31,	March 31,
	2022	2021
Canada	$2,353,054	$3,792,982
United States	19,301,981	22,163,848
Total intangible assets	$21,655,035	$25,956,830

	March 31,	March 31,
	2022	2021
Canada	$2,625,851	$2,613,935
United States	19,542,437	22,839,437
Total goodwill	$22,168,288	$25,453,372